UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):	[  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:	UAS Asset Management
Address:	441 Lexington Avenue #1220
	New York, NY 10017

Form 13F File Number: 28-

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Ali Granmayeh
Title:	Managing Director
Phone:	212-983-5822
Signature,	Place, 	and Date of Signing:
ALI GRANMAYEH	New York, NY	November 14, 2008

Report Type (Check only one):
	[ X ] 13F HOLDINGS REPORT
	[   ] 13F NOTICE
	[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	23

Form 13F Information Table Value Total:	$72,242


List of Other Included Mangers:	N/A

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FORM 13F INFORMATION TABLE
9/30/2008			Value	SHARES /	SH /	PUT /	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	Cusip	"(X $1,000)"	PRN AMT	PRN	CALL	DISCRETN	MANAGERS	SOLE	SHARED	NONE

AFLAC INC	COM	001055102	" 2,542 "	" 43,273 "	SH		SOLE			" 43,273 "
AMERICAN EXPRESS COMPANY	COM	025816109	" 4,572 "	" 129,043 "	SH		SOLE			" 129,043 "
BERKSHIRE HATHAWAY HLDG CO CL B COM	COM	084670207	" 10,087 "	" 2,295 "	SH		SOLE			" 2,295 "
BERKSHIRE HATHAWAY INC DEL CL A	COM	084670108	" 6,530 "	 50 	SH		SOLE			 50
CANADIAN NATURAL RES LTD	COM	136385101	" 2,807 "	" 41,000 "	SH		SOLE			" 41,000 "
CEMEX S A B DE C V SPONSOR ADR NEW REP ORD	SPON ADR	151290889	" 2,847 "	" 165,315 "	SH		SOLE			" 165,315 "
CHESAPEAKE ENERGY CORP	COM	165167107	 832 	" 23,200 "	SH		SOLE			" 23,200 "
DISNEY WALT COMPANY HOLDING CO	COM	254687106	 965 	" 31,445 "	SH		SOLE			" 31,445 "
DU PONT E I DE NEMOURS & COMPANY	COM	263534109	" 1,408 "	" 34,950 "	SH		SOLE			" 34,950 "
GENERAL ELECTRIC CO COM	COM	369604103	" 2,962 "	" 116,175 "	SH		SOLE			" 116,175 "
GOLDMAN SACHS GROUP INC COM	COM	38141G104	" 1,376 "	" 10,750 "	SH		SOLE			" 10,750 "
HOME DEPOT INC COM	COM	437076102	" 2,336 "	" 90,225 "	SH		SOLE			" 90,225 "
JOHNSON & JOHNSON COM	COM	478160104	" 5,119 "	" 73,893 "	SH		SOLE			" 73,893 "
LEUCADIA NATIONAL CORP	COM	527288104	" 2,699 "	" 59,400 "	SH		SOLE			" 59,400 "
MARKEL CORP COM	COM	570535104	" 1,058 "	" 3,010 "	SH		SOLE			" 3,010 "
MOHAWK INDUSTRIES INC	COM	608190104	" 4,964 "	" 73,665 "	SH		SOLE			" 73,665 "
MOODYS CORP COM	COM	615369105	" 1,592 "	" 46,825 "	SH		SOLE			" 46,825 "
PFIZER INC COM	COM	717081103	" 6,931 "	" 375,850 "	SH		SOLE			" 375,850 "
PULTE HOMES INC	COM	745867101	 585 	" 41,900 "	SH		SOLE			" 41,900 "
SEARS HLDGS CORP COM	COM	812350106	 281 	" 3,000 "	SH		SOLE			" 3,000 "
SUNCOR ENERGY INC	COM	867229106	" 4,855 "	" 115,220 "	SH		SOLE			" 115,220 "
USG CORP (NEW) COMMON STOCK	COM	903293405	" 3,203 "	" 125,100 "	SH		SOLE			" 125,100 "
WELLS FARGO & CO NEW COM	COM	949746101	" 1,691 "	" 45,050 "	SH		SOLE			" 45,050 "
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